Convertible Notes Payable (Tables)	12 Months Ended
Dec. 31, 2020
Convertible Notes Payable [Abstract]
Schedule of fair value of the warrants was estimated using the Binomial valuation model
2019
Dividend rate	—%
Term (in years)	5.00 years
Volatility	158.6%
Risk—free interest rate	1.48% to 1.66%

Schedule of convertible notes payable
	December 31, 2020	December 31, 2019
Principal amount	$-	$330,000
Less: unamortized debt discount	-	(268,125)
Convertible notes payable, net	$-	$61,875